General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Personnel and profit sharing expenses	R$ (70,860)	R$ (63,665)	R$ (55,057)
Share Based Plans	(14,967)	(14,276)	(3,670)
Profit sharing	(94,640)	(79,872)	(98,970)
Employee benefits expense	(180,467)	(157,813)	(157,697)
Third party expense	(33,318)	(38,836)	(38,891)
Right of use depreciation	(9,686)	(10,800)	(9,812)
Depreciation and amortization	(10,094)	(4,986)	(3,917)
Travel and representations	(3,928)	(4,535)	(1,271)
Condominium expenses	(3,041)	(3,315)	(2,598)
Other operating expenses	(11,730)	(9,064)	(8,812)
General and administrative expense	R$ (252,264)	R$ (229,349)	R$ (222,998)